SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) - Inventory Valuation Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 10,183	$ 8,985
Increase in inventory provision	13,585	4,168
Write off	(12,405)	(2,970)
Balance at end of the year	$ 11,363	$ 10,183